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     2002 Semiannual Report
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     JANUS GLOBAL TECHNOLOGY FUND
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                                                            [LOGO] JANUS

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TABLE OF CONTENTS

     Portfolio Manager Commentary
       and Schedule of Investments ..................................     1

     Statement of Assets and Liabilities ............................     5

     Statement of Operations ........................................     6

     Statement of Changes in Net Assets .............................     7

     Financial Highlights ...........................................     8

     Notes to Schedule of Investments ...............................     9

     Notes to Financial Statements ..................................    10

     Explanation of Charts and Tables ...............................    14

     Shareholder Meeting ............................................    16

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If you'd like to keep track of other Janus funds, all reports are available online at www.janus.com.
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JANUS GLOBAL TECHNOLOGY FUND                          Mike Lu, portfolio manager
(closed to new investors)

For the six-month period ended April 30, 2002, Janus Global Technology Fund declined 7.94% and its benchmark, the S&P 500 Index, gained 2.31%.(1)

Economic news in the U.S. and abroad was mixed during the period. Predominantly dismal corporate earnings reports contrasted with a surprise 5.6% jump in first-quarter GDP and renewed activity in manufacturing and industrial segments. Given that the federal funds rate is still at a 40-year low of 1.75%, we're on the lookout for when business managements will regain enough confidence to ease out of their current cost containment modes and resume corporate investment.

[PHOTO]

Meanwhile, accounting-related concerns and still-weak corporate outlooks pressured the stock market for most of the period. Granted, many cyclical names received a boost at the end of 2001 and then again in March on investors' optimism for a turnaround, but stable, quarter-over-quarter earnings growth has yet to be seen. Therefore, we continue to closely monitor the evolving demand indications from Information Technology (IT) decision makers for early signs of a sustainable uptick.

Among our detractors was NVIDIA. The graphics chip maker's stock suffered on news that the SEC was investigating some of its accounting practices. From our analyses, we believe the revenue and expense recognition issues under investigation to be minor and immaterial. Furthermore, the company reported better-than-expected fourth-quarter results and enhanced its outlook for the remainder of the year. Also troubling investors was the company's perceived dependence on its partnership with Microsoft's Xbox. While the Xbox contract is certainly a testament of NVIDIA's technical prowess, what's more important is its continued ability to gain share in its core PC market segments. To that end, it has won some highly sought-after contracts, including those with Hewlett-Packard and Toshiba. Additionally, through our checks with various parts of NVIDIA's supply chain, we learned that fundamental demand levels remained very strong for the company's chipsets in spite of a weak near-term outlook in the overall PC market. Thus, we continue to be optimistic about the company's growth prospects in the years ahead but will keep close tabs on the scope of the SEC inquiries.

Microsoft also had some strong headwinds working against it as its antitrust suit dragged on and expectations for the PC market were lowered. Nonetheless, we have been encouraged by the software giant's increased willingness to negotiate with the remaining nine states involved in the lawsuit in an effort to bring the matter to a close as quickly as possible. Microsoft's subscription-based revenue stream continues to benefit from improving mix shifts as higher-priced Windows XP Professional becomes a more significant portion of the overall sales. The increasingly subscription-based revenue stream is one reason why Microsoft's financial performance is becoming more de-coupled with overall PC market growth. While our numerous demand-driven checks into the enterprise IT space indicated an overall lackluster spending pattern for 2002, the portion dedicated to Microsoft appears to be stable. We are also encouraged by the continued positive adoption trends with SQL Server and the .NET initiative.

On the positive side, Samsung SDI, the screen-display division of Samsung, gained substantial ground during the period. The Korean-based manufacturer of display screens - both large cathode ray tubes and super-twist LCD screens - have benefited from global demand growth in TVs, PC monitors and mobile devices. Samsung SDI is leading the innovation curve in low-cost, low-power, high-density color LCD screens for data-centric mobile phones and PDAs. We remain impressed with the company's focus, its ability to execute and its continued innovation.

Our decision-making process continues to be underpinned by the demand-driven research that we conduct with the ultimate end users of technology products and services - the IT decision makers in a variety of enterprises and service providers. Based on such feedback, our outlook remains one of cautious optimism. The overall corporate IT spending intentions remain relatively flat in 2002 as corporations from all segments of the economy continue their focus on cost rationalization and containment. Thus, we intend to maintain our emphasis on companies with stable revenue streams as well as those with secular drivers of demand that enable near- to medium-term earnings visibility.

The technology sector continues to face a difficult demand environment in the short term. However, I believe technological innovations remain the engine that will drive worldwide economic growth in the long term. We will intensify our search for the best-positioned, most innovative companies providing products and services that will best address existing and emerging demands.

Thank you for your investment in Janus Global Technology Fund.

(1)  Returns include reinvested dividends and distributions.

Past performance does not guarantee future results.

There is no assurance that the investment process will consistently lead to successful investing.

                                 Janus Global Technology Fund  April 30, 2002  1

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Portfolio Profile
(% of Net Assets)                            April 30, 2002     October 31, 2001
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Equities                                              83.5%                77.2%
  Foreign                                             26.3%                26.1%
    European                                          12.6%                14.7%
Top 10 Equities                                       30.9%                29.1%
Number of Stocks                                         69                   66
Cash, Cash Equivalents and
  Fixed-Income Securities                             16.5%                22.8%

Top 5 Industries
                                             April 30, 2002     October 31, 2001
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Electronic Components
  - Semiconductors                                    15.0%                10.9%
Applications Software                                  8.3%                 8.7%
Telecommunication Equipment                            5.7%                 7.1%
Semiconductor Components/
  Integrated Circuits                                  5.5%                 4.9%
Entertainment Software                                 5.4%                 2.1%

Top 10 Equity Holdings
                                             April 30, 2002     October 31, 2001
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Electronic Arts, Inc.                                  5.0%                 2.1%
Nokia Oyj                                              4.5%                 5.3%
Microsoft Corp.                                        4.5%                 6.0%
Cadence Design Systems, Inc.                           3.1%                 2.7%
Intuit, Inc.                                           3.0%                 2.1%
NVIDIA Corp.                                           2.9%                 2.5%
VERITAS Software Corp.                                 2.2%                 2.4%
Taiwan Semiconductor Manufacturing
  Company, Ltd.                                        2.0%                 0.5%
ARM Holdings PLC                                       1.9%                 1.7%
Mattel, Inc.                                           1.8%                 1.1%

Average Annual Total Return - for the periods ended April 30, 2002

One Year       Since 12/31/98*
(38.80)%            0.57%

Janus Global
Technology Fund
$10,190

S&P 500 Index
$9,133

Performance Overview

[GRAPHIC OMITTED]

A graphic comparison of the change in value of a hypothetical $10,000 investment in Janus Global Technology Fund and the S&P 500 Index. Janus Global Technology Fund is represented by a shaded area of blue. The S&P 500 Index is represented by a solid black line. The "y" axis reflects the value of the investment. The "x" axis reflects the computation periods from inception, December 31, 1998, through April 30, 2002. The lower right quadrant reflects the ending value of the hypothetical investment in Janus Global Technology Fund ($10,190) as compared to the S&P 500 Index ($9,133).

*The Fund's inception date.
Source - Lipper, a Reuters Company 2002.
See "Explanation of Charts and Tables."

Due to recent market volatility, the Fund may have an increased position in cash for temporary defensive purposes. Due to market volatility, current performance may be higher or lower than the figures shown. Call 1-800-525-3713 or visit janus.com for more current performance information. Past performance is no guarantee of future results and investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return includes reinvestment of dividends, distributions and capital gains.

The S&P 500 is the Standard & Poor's Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. The Fund's portfolio may differ significantly from the securities held in the indices. The indices are not available for direct investment; therefore their performance does not reflect the expenses associated with the active management of an actual portfolio.

This Fund may at times have significant exposure to certain industry groups, which may react similarly to market developments (resulting in greater price volatility). The Fund also may have significant exposure to foreign markets (which include risks such as currency fluctuation and political uncertainty).

A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers than a "diversified" fund. Nondiversified funds may experience greater price volatility.

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Common Stock - 81.2%
Aerospace and Defense - 1.5%
   1,196,007    Embraer-Empresa Brasileira de Aeronautica
                  S.A. (ADR) ................................     $   27,544,041

Applications Software - 7.5%
   1,500,435    Intuit, Inc.* ...............................         58,787,043
   1,641,515    Microsoft Corp.* ............................         85,785,574

                                                                     144,572,617

Automotive - Cars and Light Trucks - 1.7%
   4,343,000    Nissan Motor Company, Ltd.** ................     $   33,418,087

Cellular Telecommunications - 1.7%
   1,331,785    China Mobile, Ltd. (ADR)*,** ................         22,120,949
       3,868    NTT DoCoMo, Inc.*,** ........................          9,850,744
         226    NTT DoCoMo, Inc.** ..........................            572,040

                                                                      32,543,733

Computer Aided Design - 1.7%
   1,731,630    Autodesk, Inc. ..............................         31,844,676

See Notes to Schedule of Investments.

2  Janus Global Technology Fund  April 30, 2002

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JANUS GLOBAL TECHNOLOGY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Computer Services - 2.4%
     397,030    Electronic Data Systems Corp. ...............     $   21,542,848
   2,182,322    Logica PLC** ................................         10,097,453
   3,670,077    Misys PLC** .................................         13,691,922

                                                                      45,332,223

Computers - 2.6%
     392,080    Dell Computer Corp.* ........................         10,327,387
     215,035    IBM Corp. ...................................         18,011,332
  25,102,000    Legend Group, Ltd.** ........................         10,138,464
   1,314,385    Sun Microsystems, Inc.* .....................         10,751,669

                                                                      49,228,852

Computers - Integrated Systems - 0.8%
     627,835    Brocade Communications Systems, Inc.* .......         16,066,298

Computers - Memory Devices - 3.2%
   1,367,595    Maxtor Corp.* ...............................          9,477,433
   1,491,930    VERITAS Software Corp.* .....................         42,281,296
   1,620,450    Western Digital Corp.* ......................         10,030,585

                                                                      61,789,314

Computers - Peripheral Equipment - 1.4%
   6,137,400    Hon Hai Precision Industry Company, Ltd. ....         26,871,913

Consulting Services - 0.9%
     779,245    Accenture, Ltd.* ............................         16,707,013

Distribution and Wholesale - 1.8%
     855,335    Ingram Micro, Inc. - Class A* ...............         12,710,278
     467,005    Tech Data Corp.* ............................         22,108,017

                                                                      34,818,295

E-Commerce/Products - 1.1%
   1,200,095    Amazon.com, Inc.* ...........................         20,029,586

E-Commerce/Services - 1.3%
     484,570    eBay, Inc.* .................................         25,730,667

Electronic Components - Miscellaneous - 2.2%
     716,965    Celestica, Inc. - New York Shares* ..........         19,859,930
     264,890    Samsung SDI Company, Ltd.** .................         23,028,573

                                                                      42,888,503

Electronic Components - Semiconductors - 13.9%
  11,478,601    ARM Holdings PLC*,** ........................         36,968,387
     657,955    Broadcom Corp. - Class A* ...................         22,699,447
     856,900    LSI Logic Corp.* ............................         11,011,165
     217,000    MediaTek, Inc. ..............................          4,081,723
     575,885    Micron Technology, Inc.* ....................         13,648,475
   1,953,905    Microtune, Inc.* ............................         21,786,041
   1,577,880    NVIDIA Corp.* ...............................         54,926,003
      49,300    Samsung Electronics Company, Ltd.** .........         14,553,224
     361,677    STMicroelectronics N.V.** ...................         11,243,435
     763,920    STMicroelectronics N.V. - New York Shares** .         23,521,097
     777,325    Texas Instruments, Inc. .....................         24,042,662
     797,310    Xilinx, Inc.* ...............................         30,106,426

                                                                     268,588,085

Electronic Design Automation - 3.5%
   2,884,485    Cadence Design Systems, Inc.* ...............         59,074,253
     183,345    Synopsys, Inc.* .............................          8,270,693

                                                                      67,344,946

Enterprise Software and Services - 3.5%
     715,050    Micromuse, Inc.* ............................     $    5,834,808
   1,255,775    Oracle Corp.* ...............................         12,607,981
     934,710    PeopleSoft, Inc.* ...........................         21,657,231
     815,010    SAP A.G. (ADR)** ............................         26,569,326

                                                                      66,669,346

Entertainment Software - 5.4%
     281,830    Activision, Inc.* ...........................          8,872,008
   1,616,015    Electronic Arts, Inc.* ......................         95,425,686

                                                                     104,297,694

Internet Security - 0.3%
     337,870    Check Point Software Technologies, Ltd.* ....          6,132,340

Life and Health Insurance - 1.0%
     623,860    AFLAC, Inc. .................................         18,653,414

Multimedia - 1.6%
   1,321,165    Walt Disney Co. .............................         30,624,605

Networking Products - 0.8%
     687,510    Cisco Systems, Inc.* ........................         10,072,021
     180,275    Emulex Corp.* ...............................          5,226,172
   2,307,692    Yipes Communication Group, Inc.ss.,# ........                  0

                                                                      15,298,193

Retail - Computer Equipment - 0.8%
     550,255    Electronics Boutique Holdings Corp.* ........         15,649,252

Semiconductor Components/Integrated Circuits - 5.5%
     988,535    Integrated Device Technology, Inc.* .........         27,718,521
     293,050    Marvell Technology Group, Ltd.* .............         10,549,800
     584,700    Maxim Integrated Products, Inc.* ............         29,118,060
  15,555,000    Taiwan Semiconductor Manufacturing
                  Company, Ltd.* ............................         39,205,648

                                                                     106,592,029

Semiconductor Equipment - 4.2%
   1,092,870    Applied Materials, Inc.* ....................         26,578,598
   1,266,500    ASM Lithography Holding N.V.
                  - New York Shares*,** .....................         28,280,945
     785,525    Teradyne, Inc.* .............................         25,883,049

                                                                      80,742,592

Telecommunication Equipment - 5.7%
     252,900    Nokia Oyj** .................................          4,092,740
   5,067,405    Nokia Oyj (ADR)** ...........................         82,396,005
     977,035    UTStarcom, Inc.* ............................         23,937,357

                                                                     110,426,102

Telecommunication Services - 0.3%
     237,950    Amdocs, Ltd.*,** ............................          5,170,653

Toys - 1.8%
   1,696,575    Mattel, Inc. ................................         35,017,308

Wireless Equipment - 1.1%
     718,090    QUALCOMM, Inc.* .............................         21,657,594
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Total Common Stock (cost $1,658,422,774) ....................      1,562,249,971
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See Notes to Schedule of Investments.

                                 Janus Global Technology Fund  April 30, 2002  3

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JANUS GLOBAL TECHNOLOGY FUND

Schedule of Investments (unaudited)

Shares or Principal Amount                                         Market Value
================================================================================
Corporate Bonds - 2.4%
Applications Software - 0.8%
$ 17,900,000    Mercury Interactive Corp., 4.75%
                  convertible notes, due 7/1/07+ ............     $   15,438,750

Computers - Memory Devices - 0.4%
   8,000,000    VERITAS Software Corp., 1.856%
                  convertible discount notes, due 8/13/06 ...          7,700,000

Electronic Components - Semiconductors - 1.1%
   7,825,000    International Rectifier Corp., 4.25%
                  convertible subordinated notes
                  due 7/15/07 ...............................          7,306,594
  12,605,000    NVIDIA Corp., 4.75%
                  convertible subordinated notes
                  due 10/15/07 ..............................         13,471,594

                                                                      20,778,188

Networking Products - 0.1%
  31,700,000    Candescent Technologies Corp., 8.00%
                  convertible senior subordinated debentures
                  due 5/1/03(omega),+,(delta) ...............          2,694,500
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Total Corporate Bonds (cost $71,117,071) ....................         46,611,438
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Preferred Stock - 2.3%
Computer Services - 1.5%
     593,530    Electronic Data Systems Corp.
                  convertible, 7.625% .......................         28,548,793
Wireless Equipment - 0.8%
     748,335    Crown Castle International Corp.
                  convertible, 6.25% ........................         15,247,326
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Total Preferred Stock (cost $67,093,250) ....................         43,796,119
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Short-Term Corporate Note - 1.7%
                Citigroup, Inc.
$ 32,500,000      1.83%, 5/1/02
                  (amortized cost $32,500,000) ..............         32,500,000
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Time Deposits - 9.4%
                Societe Generale, New York
  90,000,000      1.8125%, 5/1/02 ...........................         90,000,000
                State Street Bank and Trust Co.
  90,000,000      1.875%, 5/1/02 ............................         90,000,000
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Total Time Deposits (cost $180,000,000) .....................        180,000,000
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U.S. Government Agencies - 2.3%
                Federal Home Loan Bank System:
  20,000,000      1.62%, 5/3/02 .............................         19,998,200
  25,000,000      1.69%, 7/24/02 ............................         24,906,250
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Total U.S. Government Agencies (cost $44,899,616) ...........         44,904,450
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Total Investments (total cost $2,054,032,711) - 99.3% .......      1,910,061,978
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Cash, Receivables and Other Assets, net of Liabilities - 0.7%         14,318,318
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Net Assets - 100% ...........................................     $1,924,380,296
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Summary of Investments by Country, April 30, 2002

Country                        % of Investment Securities          Market Value
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Bermuda                                              1.4%         $   27,256,813
Brazil                                               1.4%             27,544,041
Canada                                               1.0%             19,859,930
Finland                                              4.5%             86,488,745
Germany                                              1.4%             26,569,326
Hong Kong                                            1.7%             32,259,413
Israel                                               0.3%              6,132,340
Japan                                                2.3%             43,840,871
Netherlands                                          1.5%             28,280,945
South Korea                                          2.0%             37,581,797
Switzerland                                          1.8%             34,764,532
Taiwan                                               3.7%             70,159,284
United Kingdom                                       3.5%             65,928,415
United States++                                     73.5%          1,403,395,526
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Total                                              100.0%         $1,910,061,978

++Includes Short-Term Securities (60.0% excluding Short-Term Securities)

Forward Currency Contracts, Open at April 30, 2002

Currency Sold and                  Currency            Currency       Unrealized
Settlement Date                  Units Sold     Value in $ U.S.      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 5/10/02            10,600,000      $   15,437,109    $   (203,299)
British Pound 5/24/02             3,900,000           5,674,395            7,305
British Pound 10/25/02           11,000,000          15,859,476        (106,376)
Euro 5/10/02                     21,000,000          18,913,101            1,599
Euro 5/24/02                     33,000,000          29,699,931        (805,851)
Euro 10/25/02                     1,500,000           1,341,862         (16,612)
Hong Kong Dollar
  7/11/02                       236,000,000          30,256,953          (8,299)
Japanese Yen 5/10/02          3,200,000,000          24,937,552        1,574,462
Japanese Yen 5/24/02            200,000,000           1,559,950         (20,316)
South Korean Won
  7/16/02                    25,600,000,000          19,672,635        (611,111)
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Total                                            $  163,352,964    $   (188,498)

See Notes to Schedule of Investments.

4  Janus Global Technology Fund  April 30, 2002

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STATEMENT OF ASSETS AND LIABILITIES

As of April 30, 2002 (unaudited)
(all numbers in thousands
except net asset value per share)

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Assets:
Investments at cost                                                 $  2,054,033

Investments at value                                                $  1,910,062
  Cash                                                                     1,543
  Receivables:
    Investments sold                                                      39,787
    Fund shares sold                                                       1,328
    Dividends                                                                892
    Interest                                                                 449
  Other assets                                                                 4
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Total Assets                                                           1,954,065
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Liabilities:
  Payables:
    Investments purchased                                                 23,606
    Fund shares repurchased                                                3,427
    Advisory fees                                                          1,101
    Transfer agent fees and expenses                                         428
  Accrued expenses                                                           935
  Forward currency contracts                                                 188
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Total Liabilities                                                         29,685
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Net Assets                                                          $  1,924,380
Shares Outstanding, $0.01 Par Value
  (unlimited shares authorized)                                          192,975

--------------------------------------------------------------------------------
Net Asset Value Per Share                                           $       9.97
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See Notes to Financial Statements.

                                 Janus Global Technology Fund  April 30, 2002  5

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STATEMENT OF OPERATIONS

For the six months ended
April 30, 2002 (unaudited)
(all numbers in thousands)

--------------------------------------------------------------------------------
Investment Income:
  Interest                                                          $      3,510
  Dividends                                                                5,695
  Foreign tax withheld                                                     (348)
--------------------------------------------------------------------------------
Total Investment Income                                                    8,857
--------------------------------------------------------------------------------
Expenses:
  Advisory fees                                                            7,584
  Transfer agent fees and expenses                                         2,544
  Registration fees                                                           27
  Postage and mailing expenses                                               303
  Custodian fees                                                             161
  Printing expenses                                                          405
  Audit fees                                                                  19
  Trustees' fees and expenses                                                  7
  Other expenses                                                              18
--------------------------------------------------------------------------------
Total Expenses                                                            11,068
--------------------------------------------------------------------------------
Expense and Fee Offsets                                                    (116)
--------------------------------------------------------------------------------
Net Expenses                                                              10,952
--------------------------------------------------------------------------------
Net Investment Income/(Loss)                                             (2,095)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                (348,621)
  Net realized gain/(loss) from foreign
    currency transactions                                                  4,013
  Change in net unrealized appreciation/(depreciation)
    of investments and foreign currency translations                     187,084
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain/(Loss) on Investments                 (157,524)
--------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations     $  (159,619)
--------------------------------------------------------------------------------

See Notes to Financial Statements.

6  Janus Global Technology Fund  April 30, 2002

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STATEMENT OF CHANGES IN NET ASSETS

For the six months ended April 30, 2002 (unaudited)
and for the fiscal year ended October 31
(all numbers in thousands)                                                 2002             2001
------------------------------------------------------------------------------------------------
Operations:
  Net investment income/(loss)                                     $    (2,095)     $     21,943
  Net realized gain/(loss) from investment and
    foreign currency transactions                                     (344,608)      (1,824,335)
  Change in unrealized net appreciation/(depreciation)
    of investments and foreign currency translations                    187,084      (2,363,212)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets Resulting from Operations       (159,619)      (4,165,604)
------------------------------------------------------------------------------------------------
Dividends and Distributions to Shareholders:
  Net investment income*                                                     --         (42,160)
  Net realized gain from investment transactions*                            --               --
  Tax return of capital*                                                     --         (44,371)
------------------------------------------------------------------------------------------------
Net Decrease from Dividends and Distributions                                --         (86,531)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
  Shares sold                                                           186,817          703,507
  Reinvested dividends and distributions                                     --           83,844
  Shares repurchased                                                  (378,509)      (1,824,017)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) from Capital Share Transactions               (191,692)      (1,036,666)
------------------------------------------------------------------------------------------------
Net Increase/(Decrease) in Net Assets                                 (351,311)      (5,288,801)
Net Assets:
  Beginning of period                                                 2,275,691        7,564,492
------------------------------------------------------------------------------------------------
  End of period                                                    $  1,924,380     $  2,275,691
------------------------------------------------------------------------------------------------

Net Assets Consist of:
  Capital (par value and paid-in surplus)*                         $  4,452,442     $  4,644,134
  Accumulated net investment income/(loss)*                             (3,362)          (1,267)
  Accumulated net realized gain/(loss) from investments*            (2,380,548)      (2,035,940)
  Unrealized appreciation/(depreciation) of
    investments and foreign currency translations                     (144,152)        (331,236)
------------------------------------------------------------------------------------------------
                                                                   $  1,924,380     $  2,275,691
------------------------------------------------------------------------------------------------
Transactions in Fund Shares:
  Shares sold                                                            15,896           40,335
  Reinvested distributions                                                   --            3,767
------------------------------------------------------------------------------------------------
Total                                                                    15,896           44,102
------------------------------------------------------------------------------------------------
  Shares repurchased                                                   (33,082)        (109,580)
Net Increase/(Decrease) in Fund Shares                                 (17,186)         (65,478)
Shares Outstanding, Beginning of Period                                 210,161          275,639
------------------------------------------------------------------------------------------------
Shares Outstanding, End of Period                                       192,975          210,161
------------------------------------------------------------------------------------------------

Purchases and Sales of Investment Securities:
 (excluding short-term securities)
  Purchases of securities                                          $    653,554     $  2,163,912
  Proceeds from sales of securities                                     673,381        3,270,692
  Purchases of long-term U.S. government obligations                         --               --
  Proceeds from sales of long-term U.S. government obligations               --               --

*See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                                 Janus Global Technology Fund  April 30, 2002  7

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FINANCIAL HIGHLIGHTS

For a share outstanding during the
six months ended April 30, 2002 (unaudited)
and through each fiscal year ended October 31     2002           2001           2000        1999(2)

---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $    10.83     $    27.44     $    20.95     $    10.00
---------------------------------------------------------------------------------------------------
Income from Investment Operations:
  Net investment income                          (.01)           .36           (.02)            --
  Net gains/(losses) on securities
    (both realized and unrealized)               (.85)        (16.64)           6.71          10.95
---------------------------------------------------------------------------------------------------
Total from Investment Operations                 (.86)        (16.28)           6.69          10.95
---------------------------------------------------------------------------------------------------
Less Distributions:
  Dividends (from net investment income)*           --          (.16)          (.02)             --
  Distributions (from capital gains)*               --             --          (.18)             --
  Tax return of capital*                            --          (.17)             --             --
---------------------------------------------------------------------------------------------------
Total Distributions                                 --          (.33)          (.20)             --
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $     9.97     $    10.83     $    27.44     $    20.95
---------------------------------------------------------------------------------------------------
Total Return**                                 (7.94)%       (59.95)%         31.99%        109.40%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period (in thousands)    $1,924,380     $2,275,691     $7,564,492     $3,334,514
Average Net Assets for the Period
  (in thousands)                            $2,353,611     $4,009,850     $8,883,777     $1,265,552
Ratio of Gross Expenses to
  Average Net Assets***(1)                       0.95%          0.92%          0.91%          1.04%
Ratio of Net Expenses to
  Average Net Assets***(1)                       0.94%          0.90%          0.90%          1.02%
Ratio of Net Investment Income/
  (Loss) to Average Net Assets***              (0.18)%          0.55%          0.17%        (0.11)%
Portfolio Turnover Rate***                         66%            60%            47%            31%

(1)  See "Explanation of Charts and Tables."
(2) Fiscal period from December 31, 1998 (inception) to October 31, 1999. *See Note 3 in Notes to Financial Statements.
   **Total return not annualized for periods of less than one full year. ***Annualized for periods of less than one full year.

See Notes to Financial Statements.

8  Janus Global Technology Fund  April 30, 2002

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NOTES TO SCHEDULE OF INVESTMENTS

  *     Non-income-producing security
 ** A portion of this security has been segregated to cover segregation requirements on forward currency contracts.
  + Securities are exempt from the registration requirements of the Securities Act of 1933 and may be deemed to be restricted for resale.
(OMEGA) Rate is subject to change. Rate shown reflects current rate.
(DELTA) Security is a defaulted security with interest in the amount of $1,268,000 that was written-off December 10, 2001.

ss.     SCHEDULE OF RESTRICTED OR ILLIQUID SECURITIES

                                                                       Value as
                               Acquisition   Acquisition      Fair       % of
                                   Date          Cost         Value   Net Assets
--------------------------------------------------------------------------------
Yipes Communication Group, Inc.  9/19/00     $ 14,999,998    $    0      0.00%
--------------------------------------------------------------------------------
The Fund has registration rights for certain restricted securities held as of April 30, 2002. The issuer incurs all registration costs.

Illiquid securities are valued at fair value determined in good faith under procedures established by and under the supervision of the trustees.

# The Investment Company Act of 1940 defines affiliates as those companies in which a Fund holds 5% or more of the outstanding voting securities. Following is a summary of the transactions with each such affiliate for the period ended April 30, 2002:

                                      Purchases                     Sales                Realized      Dividend   Market Value
                                  Shares         Cost         Shares        Cost       Gain/(Loss)      Income     at 4/30/02
------------------------------------------------------------------------------------------------------------------------------
Microsemi Corp.                    75,510    $  2,564,727     778,045    $22,570,954   $(9,487,638)         --              --
Yipes Communication Group, Inc.        --              --          --             --             --         --    $          0
------------------------------------------------------------------------------------------------------------------------------
                                             $  2,564,727                $22,570,954   $(9,487,638)         --              --
------------------------------------------------------------------------------------------------------------------------------

                                 Janus Global Technology Fund  April 30, 2002  9

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NOTES TO FINANCIAL STATEMENTS

The following section describes the organization and significant accounting policies of Janus Global Technology Fund (the "Fund") and provides more detailed information about the schedules and tables that appear throughout this report. In addition, the Notes explain how the Fund operates and the methods used in preparing and presenting this report.

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Janus Investment Fund (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Fund invests primarily in equity securities. The Fund is nondiversified.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

INVESTMENT VALUATION
Securities are valued at the closing price for securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's Trustees. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at their fair value as determined in good faith under procedures established by and under the supervision of the Fund's Trustees.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

The Fund may invest in money market funds, including funds managed by Janus Capital Management LLC ("Janus Capital"). During the period ended April 30, 2002, the Fund recorded distributions from affiliated investment companies as dividend income in the amount of $25,342 in Janus Money Market Fund.

FORWARD CURRENCY TRANSACTIONS AND FUTURES CONTRACTS
The Fund enters into forward currency contracts in order to reduce its exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

Forward currency contracts held by the Fund are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gain and loss are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

10  Janus Global Technology Fund  April 30, 2002

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The Fund may enter into futures contracts and options on securities, financial indices and foreign currencies, forward contracts and interest rate swaps and swap-related products. The Fund intends to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked to market daily, and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

INITIAL PUBLIC OFFERINGS
The Fund may invest in initial public offerings (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Fund may not experience similar performance as its assets grow.

RESTRICTED SECURITY TRANSACTIONS
Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security which the Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

DIVIDEND DISTRIBUTIONS AND EXPENSES
The Fund generally declares and distributes dividends and capital gains (if any) annually. The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses.

ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES
No provision for income taxes is included in the accompanying financial statements as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

                                Janus Global Technology Fund  April 30, 2002  11

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NOTES TO FINANCIAL STATEMENTS (continued)

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER
     TRANSACTIONS WITH AFFILIATES

The advisory agreement with the Fund spells out the fees that the Fund must pay for the period ended April 30, 2002. The Fund's management fee is equal to 0.65% of average daily net assets.

Janus Services LLC, a wholly owned subsidiary of Janus Capital, receives an annual fee of 0.16% of the Fund's average net assets, plus reimbursement of certain out-of-pocket expenses (primarily postage and telephone charges).

Officers and trustees of the Fund may also be officers and/or directors of Janus Capital; however, such officers and trustees receive no compensation from the Fund.

The Fund's expenses may be reduced by voluntary brokerage credits from unaffiliated brokers. Such credits are included in Expense and Fee Offsets in the Statement of Operations. Brokerage commissions paid to the unaffiliated brokers reduce transfer agent fees and expenses.

DST Systems, Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides a shareholder accounting system to the Fund. DST Securities, Inc., a wholly owned subsidiary of DST, is designated as an introductory broker on certain portfolio transactions. Brokerage commissions paid to DST Securities, Inc. serve to reduce transfer agent fees and expenses. Brokerage commissions paid, fees reduced and the net fees paid to DST for the period ended April 30, 2002, are noted below.

     DST Securities, Inc.               Fund
         Commissions                  Expense
            Paid*                    Reduction*                  DST Fees
================================================================================
          $21,600                     $16,204                    $492,103
--------------------------------------------------------------------------------
*The difference between commissions paid to DST Securities, Inc. and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

12  Janus Global Technology Fund  April 30, 2002

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3.   FEDERAL INCOME TAX

Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales, foreign currency transactions, net operating losses and capital loss carryovers.

The Fund has elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

Accumulated capital losses noted below represent net capital loss carryovers as of October 31, 2001, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. These carryovers expire between October 31, 2008 and October 31, 2009.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of April 30, 2002, are also noted below:

 Accumulated      Federal Tax       Unrealized       Unrealized          Net
Capital Losses       Cost          Appreciation    (Depreciation)   Appreciation
--------------------------------------------------------------------------------
$(1,999,424,134) $2,079,896,121   $152,090,547     $(321,924,690  $(169,834,143)
--------------------------------------------------------------------------------

                                Janus Global Technology Fund  April 30, 2002  13

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EXPLANATION OF CHARTS AND TABLES (unaudited)

1.   PERFORMANCE OVERVIEWS

The performance overview graph on a previous page compares the performance of a $10,000 investment in the Fund (from inception) with one or more widely used market indices through April 30, 2002.

When comparing the performance of the Fund with an index, keep in mind that market indices do not include brokerage commissions that would be incurred if you purchased the individual securities in the index. They also do not include taxes payable on dividends and interest or operating expenses incurred if you maintained a portfolio invested in the index.

Average annual total returns are also quoted for the Fund. Average annual total return is calculated by taking the growth or decline in value of an investment over a period of time, including reinvestment of dividends and distributions, then calculating the annual compounded percentage rate that would have produced the same result had the rate of growth been constant throughout the period. Average annual total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

2.   SCHEDULE OF INVESTMENTS

Following the performance overview section is the Fund's Schedule of Investments. This schedule reports the industry concentrations and types of securities held in the Fund's portfolio on the last day of the reporting period. Securities are usually listed by type (common stock, corporate bonds, U.S. government obligations, etc.) and by industry classification (banking, communications, insurance, etc.).

The market value of each security is quoted as of the last day of the reporting period. The values of securities denominated in foreign currencies are converted into U.S. dollars.

A summary of investments by country is provided if the Fund invested in foreign securities in the period ended April 30, 2002. This summary reports the Fund's exposure to different countries by providing the percentage of securities invested in each country.

2A.  FORWARD CURRENCY CONTRACTS

A table listing forward currency contracts follows the Fund's Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of currency at a future date. Forward currency contracts are used to hedge against foreign currency risk in the Fund's long-term holdings.

The table provides the name of the foreign currency, the settlement date of the contract, the amount of the contract, the value of the currency in U.S. dollars and the amount of unrealized gain or loss. The amount of unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to the last day of the reporting period.

3.   STATEMENT OF ASSETS AND LIABILITIES

This statement is often referred to as the "balance sheet." It lists the assets and liabilities of the Fund on the last day of the reporting period.

The Fund's assets are calculated by adding the value of the securities owned, the receivable for securities sold but not yet settled, the receivable for dividends declared but not yet received on stocks owned and the receivable for Fund shares sold to investors but not yet settled. The Fund's liabilities include payables for securities purchased but not yet settled, Fund shares redeemed but not yet paid and expenses owed but not yet paid. Additionally, there may be other assets and liabilities such as unrealized gain or loss on forward currency contracts.

The last line of this statement reports the Fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the Fund's net assets (assets minus liabilities) by the number of shares outstanding.

4.   STATEMENT OF OPERATIONS

This statement details the Fund's income, expenses, gains and losses on securities and currency transactions, and appreciation or depreciation of current portfolio holdings.

The first section in this statement, entitled "Investment Income," reports the dividends earned from stocks and interest earned from interest-bearing securities in the Fund.

14  Janus Global Technology Fund  April 30, 2002

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The next section reports the expenses and expense offsets incurred by the Fund, including the advisory fee paid to the investment advisor, transfer agent fees, shareholder servicing expenses, and printing and postage for mailing statements, financial reports and prospectuses.

The last section lists the increase or decrease in the value of securities held in the Fund's portfolio. The Fund realizes a gain (or loss) when it sells a position in a particular security. An unrealized gain (or loss) refers to the change in net appreciation or depreciation of the Fund's portfolio during the period. "Net Realized and Unrealized Gain/(Loss) on Investments" is affected both by changes in the market value of portfolio holdings and by gains (or losses) realized during the reporting period.

5.   STATEMENT OF CHANGES IN NET ASSETS

This statement reports the increase or decrease in the Fund's net assets during the reporting period. Changes in the Fund's net assets are attributable to investment operations, dividends, distributions and capital share transactions. This is important to investors because it shows exactly what caused the Fund's net asset size to change during the period.

The first section summarizes the information from the Statement of Operations regarding changes in net assets because of the Fund's investment performance. The Fund's net assets may also change as a result of dividend and capital gains distributions to investors. If investors receive their dividends in cash, money is taken out of the Fund to pay the distribution. If investors reinvest their dividends, the Fund's net assets will not be affected. If you compare the Fund's "Net Decrease from Dividends and Distributions" to the "Reinvested dividends and distributions," you'll notice that dividend distributions had little effect on the Fund's net assets. This is because the majority of Janus investors reinvest their distributions.

The reinvestment of dividends is included under "Capital Share Transactions." "Capital Shares" refers to the money investors contribute to the Fund through purchases or withdraw via redemptions. The Fund's net assets will increase and decrease in value as investors purchase and redeem shares from the Fund.

The section entitled "Net Assets Consist of" breaks down the components of the Fund's net assets. Because the Fund must distribute substantially all earnings, you'll notice that a significant portion of net assets is shareholder capital.

6.   FINANCIAL HIGHLIGHTS

This schedule provides a per-share breakdown of the components that affect the Fund's net asset value (NAV) for current and past reporting periods. Not only does this table provide you with total return, it also reports total distributions, asset size, expense ratios and portfolio turnover rate.

The first line in the table reflects the Fund's NAV per share at the beginning of the reporting period. The next line reports the Fund's net investment income per share, which comprises dividends and interest income earned on securities held by the Fund. Following is the total of gains, realized and unrealized. Dividends and distributions are then subtracted to arrive at the NAV per share at the end of the period.

Also included are the Fund's expense ratios, or the percentage of net assets that was used to cover operating expenses during the period. Expense ratios vary across funds for a number of reasons, including the differences in average shareholder account size, the frequency of dividend payments and the extent of foreign investments, which entail greater transaction costs.

The Fund's expenses may be reduced through expense-reduction arrangements. These arrangements include the use of brokerage commissions, uninvested cash balances earning interest or balance credits. The Statement of Operations reflects total expenses before any such offset, the amount of offset and the net expenses. The expense ratios listed in the Financial Highlights reflect total expenses both prior to any expense offset and after the offsets.

The ratio of net investment income/(loss) summarizes the income earned less expenses divided by the average net assets of a Fund during the reporting period. Don't confuse this ratio with a Fund's yield. The net investment income ratio is not a true measure of a Fund's yield because it doesn't take into account the dividends distributed to the Fund's investors.

The next ratio is the portfolio turnover rate, which measures the buying and selling activity in the Fund's portfolio. Portfolio turnover is affected by market conditions, changes in the size of a Fund, the nature of the Fund's investments and the investment style of the portfolio manager. A 100% rate implies that an amount equal to the value of the entire portfolio is turned over in a year; a 50% rate means that an amount equal to the value of half the portfolio is traded in a year; and a 200% rate means that an amount equal to the value of the portfolio is sold every six months.

                                Janus Global Technology Fund  April 30, 2002  15

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SHAREHOLDER MEETING

Each of the prosposals described below were considered at a special meeting of the Fund's Shareholders. The meeting was held on January 31, 2002. Tabulations of the votes received on each of the proposals presented at the meeting appear below. Each vote reported represents a value held on the record date for the meeting.

PROPOSAL 1
To elect a board of Trustees of the Trust.

                                     Number of Shares              Percentage of Outstanding Shares    Percentage of Shares Voted
Trustees                Affirmative      Withheld         Total     Affirmative  Withheld    Total   Affirmative  Withheld    Total
------------------------------------------------------------------------------------------------------------------------------------
Thomas H. Bailey      13,231,258,082   734,360,127   13,965,618,209    55.39%      3.07%     58.46%     94.74%      5.26%    100.00%
Dennis B. Mullen      13,643,194,130   322,424,079   13,965,618,209    57.11%      1.35%     58.46%     97.69%      2.31%    100.00%
James T. Rothe        13,644,665,214   320,952,995   13,965,618,209    57.12%      1.34%     58.46%     97.70%      2.30%    100.00%
William D. Stewart    13,646,777,141   318,841,068   13,965,618,209    57.13%      1.33%     58.46%     97.72%      2.28%    100.00%
Martin H. Waldinger   13,641,999,929   323,618,280   13,965,618,209    57.11%      1.35%     58.46%     97.68%      2.32%    100.00%
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PROPOSAL 2
To consider and approve a new investment advisory agreement between Janus Investment Fund, on behalf of the Fund, and Janus Capital Corporation.

                                                                        Number of Shares
                                         Record
Fund                                  Total Shares      Affirmative          Against          Abstain
-------------------------------------------------------------------------------------------------------
Janus Global Technology Fund           210,461,785      100,113,421         4,376,548         4,070,647
-------------------------------------------------------------------------------------------------------
                                    Percentage of Outstanding Shares      Percentage of Shares Voted

Fund                                Affirmative   Against    Abstain   Affirmative   Against    Abstain
-------------------------------------------------------------------------------------------------------
Janus Global Technology Fund           47.57%      2.08%      1.93%       92.22%      4.03%      3.75%
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PROPOSAL 3
To authorize the trustees to adopt an Amended and Restated Agreement and Declaration of Trust.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                23,887,649,912   12,373,917,860       894,447,064      243,937,574      453,315,711
------------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Investment Fund                      51.80%      3.74%      1.02%      1.90%     88.60%        6.40%      1.75%      3.25%
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PROPOSAL 4A
To approve rescission of the fundamental restriction concerning the diversification of the Fund's investments.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund          210,461,785       75,499,903          5,141,531        4,109,909       23,809,273
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund               35.88%      2.44%      1.95%     11.31%       69.55%       4.74%      3.78%     21.93%
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16 and 17  Janus Global Technology Fund  April 30, 2002

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SHAREHOLDER MEETING (continued)

PROPOSAL 4B
To approve revisions to the fundamental restriction concerning the Fund's investments in commodities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund           210,461,785       74,189,258         6,351,788        4,210,297       23,809,273
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund               35.25%      3.02%      2.00%     11.31%      68.34%       5.85%      3.88%     21.93%
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PROPOSAL 4C
To approve revisions to the fundamental restriction concerning the lending of the Fund's portfolio securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund           210,461,785       73,771,463         6,738,601        4,241,278       23,809,274
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund               35.05%      3.20%      2.02%     11.31%      67.95%       6.21%      3.91%     21.93%
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PROPOSAL 4D
To approve revisions to the fundamental restriction concerning borrowing money and issuing senior securities.

                                                                                 Number of Shares
                                         Record                                                                Broker
Fund                                  Total Shares      Affirmative          Against          Abstain         Non-Votes
-----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund           210,461,785       73,959,654         6,574,421        4,217,267       23,809,274
-----------------------------------------------------------------------------------------------------------------------

                                             Percentage of Outstanding Shares                 Percentage of Shares Voted
                                                                            Broker                                       Broker
Fund                                    Affirmative   Against    Abstain   Non-Vote  Affirmative    Against    Abstain  Non-Votes
---------------------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund               35.14%      3.13%      2.00%     11.31%      68.13%       6.06%      3.88%     21.93%
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18 and 19  Janus Global Technology Fund  April 30, 2002

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NOTES

20  Janus Global Technology Fund  April 30, 2002

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NOTES

                                Janus Global Technology Fund  April 30, 2002  21

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                       [LOGO] JANUS

                              www.janus.com

                              100 Fillmore Street
                              Denver, CO 80206
                              1-800-525-3713

Funds distributed by Janus Distributors LLC. This material must be preceded or accompanied by a prospectus. (5/02)

                                                                      GT60-06/02

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